Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Services	$ 145,995	$ 105,693	$ 71,915
Product	14,510	8,833	6,962
Total revenues	160,505	114,526	78,877
Cost of revenues:
Services	47,230	36,215	26,475
Product	14,289	8,688	6,523
Total cost of revenues	61,519	44,903	32,998
Gross profit	98,986	69,623	45,879
Operating expenses:
Research and development	33,399	24,450	12,199
Sales and marketing	72,336	54,566	34,550
General and administrative	34,284	24,434	12,969
Total operating expenses	140,019	103,450	59,718
Loss from operations	(41,033)	(33,827)	(13,839)
Other income (expense), net:
Interest expense	(5,384)	(1,503)	(158)
Other income (expense), net	274	32	109
Other income (expense), net	(5,110)	(1,471)	(49)
Loss before provision (benefit) for income taxes	(46,143)	(35,298)	(13,888)
Provision (benefit) for income taxes	(45)	92	15
Net loss	$ (46,098)	$ (35,390)	$ (13,903)
Net loss per common share:
Basic and diluted	$ (1.39)	$ (1.58)	$ (0.64)
Weighted-average number of shares used in computing net loss per share:
Basic and diluted	33,155	22,353	21,678